Warrant Grants during the period (Details) - USD ($)	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015
Warrant Grants during the period Details
Issued fully vested three year warrants	471,429
Shares of common stock to be issued upon exercise of three year warrants	471,429
Exercise price per share	$ 0.051
Fair value of the warrants determined using Black-Scholes option price model	$ 16,775
Pursuant to the Note and Warrant Purchase Agreement dated Oct. 17, 2014 (the "2014 Note"), the Company issued to the investor three year fully vested warrants to purchase shares of common stock		735,294
Fair value of the warrants issued to the note holder pursuant to the 2014 Note, recorded as a discount to the note and being amortized to interest expense over the life of the note		$ 73,053
Amortization expense recognized during the period for warrants issued to note holder		73,053
Unamortized discount of warrants issued to note holder		$ 0
Pursuant to the 2014 Note, the Company issued to a third party three year fully vested warrants to purchase shares of common stock as placement fees in connection with the Note Agreement		147,058
Fair value of the warrants issued to the third party pursuant to the 2014 Note, recorded as deferred financing costs and being amortized to interest expense over the life of the note		$ 17,111
Amortization expense recognized during the period for warrants issued to third party		17,111
Deferred financing cost balance at the end of the period for warrants issued to third party		$ 0
Exercise price for the purchase of common stock under the warrants issued in connection with the 2014 Note (per Share)		$ 0.17
Parties amended the 2014 Note (the "Amended 2014 Note") and issued three-year fully vested warrants related to the Amended 2014 Note on August 18, 2015		4,714,286
Prior warrants issued pursuant to the 2014 Note cancelled		735,394
Exercise price for the purchase of common stock under the warrants issued in connection with the Amended 2014 Note (per Share)		$ 0.07
Fair value of the warrants issued pursuant to the Amended 2014 Note, recorded as loss on debt extinguishment		$ 220,703